INTEREST INCOME	12 Months Ended
Dec. 31, 2021
INTEREST INCOME
INTEREST INCOME

20.    INTEREST INCOME

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Interest income from:
Margin financing	221,648	497,975	1,720,473
Securities lending	37,202	73,792	397,505
IPO financing	12,658	184,226	200,567
Bank deposits	187,223	208,556	197,390
Bridge loan	6,172	1,078	1,872
Other financing	—	—	391
Total	464,903	965,627	2,518,198